Long-term Incentive Compensation Plans (Details) (USD $)	1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2013 Subsequent Event [Member]
Long-term Incentive Compensation Plans [Abstract]
Maximum percentage of award an employee can elect to allocate to deferred cash (in hundredths)						50.00%	50.00%
Maximum amount of deferred cash						$ 250,000	$ 250,000
Number of business days used in calculation		5 days				5 days	5 days		5 days
Restricted Holding Units awarded to employees (in units)	6,500,000	6,500,000	2,700,000	8,700,000	8,700,000		6,800,000		12,100,000	1,700,000
Reclassified liability to partners' capital	129,200,000			130,300,000		129,200,000	129,200,000
Holding Units purchased in periods (in units)						300,000	1,300,000		15,700,000	13,500,000
Dollar amount paid for Holding Units acquired						7,400,000	27,000,000		238,000,000	220,800,000
Open-market purchases of Holding Units (in units)						300,000	1,100,000		12,300,000	11,100,000
Dollar amount paid for open-market purchases of Holding Units						7,200,000	23,200,000
Unallocated Holding Units remaining in rabbi trust (in units)	12,000,000	17,900,000				13,100,000	13,100,000		17,900,000
Units issued upon exercise of options (in units)							778,739		0	86,543
Proceeds from stock options exercised							$ 13,281,000	$ 0	$ 0	$ 1,478,000	$ 8,287,000
Subsequent Event [Line Items]
Decrease in AllianceBernstein's and Holdings units outstanding												13,100,000